Inventories	12 Months Ended
Dec. 31, 2022
Disclosure Of Inventories [Abstract]
Inventories [Text Block]

9. Inventories

	Dec. 31, 2022	Dec. 31, 2021
Current
Stockpile	$26,235	$12,768
Work in progress	3,092	5,647
Finished goods	64,937	78,958
Materials and supplies	60,748	61,080
	155,012	158,453
Non-current
Stockpile	42,785	34,156
Materials and supplies	7,940	3,417
	50,725	37,573
	$205,737	$196,026

The cost of inventories recognized as an expense, including depreciation, and included in cost of sales amounted to $1,062,228 for the year ended December 31, 2022 (year ended December 31, 2021 - $1,069,309).

During the year ended December 31, 2022, Hudbay recognized a recovery of $557 in cost of sales related to adjustments of the carrying value of Peru inventories to net realizable value (year ended December 31, 2021 - recovery of $1,446 ). Adjustments of  the carrying value of inventories to net realizable value were related to changes in commodity prices.

During the year ended December 31, 2022, Hudbay recognized an expense of $4,110 in cost of sales related to adjustments to the carrying value of Manitoba materials and supplies inventories to net realizable value (year ended December 31, 2021 - expense of $5,445).